Guarantee of Registered Securities (Tables)	12 Months Ended
Dec. 31, 2011
Guarantee of Registered Securities
Results of Operations

Condensed Consolidating Statement of Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$11,236	$(1)	$11,235
Fiduciary investment income	—	2	50	—	52
Total revenue	—	2	11,286	(1)	11,287

Expenses
Compensation and benefits	—	115	6,452	—	6,567
Other general expenses	—	9	3,107	(2)	3,114
Total operating expenses	—	124	9,559	(2)	9,681
Operating (loss) income	—	(122)	1,727	1	1,606
Interest income	—	4	14	—	18
Interest expense	—	(171)	(74)	—	(245)
Intercompany interest income (expense)	—	180	(180)	—	—
Other (expense) income	—	(9)	15	(1)	5
(Loss) income from continuing operations before income taxes	—	(118)	1,502	—	1,384
Income tax (benefit) expense	—	(43)	421	—	378
(Loss) income from continuing operations	—	(75)	1,081	—	1,006

Income from discontinued operations before taxes	—	5	—	—	5
Income tax expense	—	1	—	—	1
Income from discontinued operations	—	4	—	—	4

Equity in earnings of subsidiaries, net of tax	979	921	850	(2,750)	—

Net income	979	850	1,931	(2,750)	1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979

Condensed Consolidating Statement of Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$8,459	$(2)	$8,457
Fiduciary investment income	—	15	40	—	55
Total revenue	—	15	8,499	(2)	8,512

Expenses
Compensation and benefits	—	44	5,053	—	5,097
Other general expenses	—	36	2,155	(2)	2,189
Total operating expenses	—	80	7,208	(2)	7,286
Operating (loss) income	—	(65)	1,291	—	1,226
Interest income	—	7	8	—	15
Interest expense	—	(105)	(77)		(182)
Intercompany interest income (expense)	—	133	(133)		—
Other (expense) income	—	(3)	3		—
(Loss) income from continuing operations before taxes	—	(33)	1,092	—	1,059
Income tax (benefit) expense	—	(14)	314	—	300
(Loss) income from continuing operations	—	(19)	778	—	759

Loss from discontinued operations before taxes	—	(39)	—	—	(39)
Income tax benefit	—	(12)	—	—	(12)
Loss from discontinued operations	—	(27)	—	—	(27)

Equity in earnings of subsidiaries, net of tax	706	622	576	(1,904)	—

Net income	706	576	1,354	(1,904)	732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706

Condensed Consolidating Statement of Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Commissions, fees and other	$—	$—	$7,521	$—	$7,521
Fiduciary investment income	—	32	42	—	74
Total revenue	—	32	7,563	—	7,595

Expenses
Compensation and benefits	—	(105)	4,702	—	4,597
Other general expenses	—	(7)	1,984	—	1,977
Total operating expenses	—	(112)	6,686	—	6,574
Operating income	—	144	877	—	1,021
Interest income	—	6	10	—	16
Interest expense	—	(63)	(59)	—	(122)
Intercompany interest income (expense)	—	121	(121)	—	—
Other income	—	26	8	—	34
Income from continuing operations before taxes	—	234	715	—	949
Income tax expense	—	89	179	—	268
Income from continuing operations	—	145	536	—	681

(Loss) income from discontinued operations before taxes	—	(4)	87	—	83
Income tax (benefit) expense	—	(2)	(26)	—	(28)
Income from discontinued operations	—	(2)	113	—	111

Equity in earnings of subsidiaries, net of tax	747	496	639	(1,882)	—

Net income	747	639	1,288	(1,882)	792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747

Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$979	$850	$1,931	$(2,750)	$1,010
Less: Net income attributable to noncontrolling interests	—	—	31	—	31
Net income attributable to Aon shareholders	$979	$850	$1,900	$(2,750)	$979
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	—	(13)	—	(13)
Foreign currency translation adjustments	—	(6)	(37)	—	(43)
Post-retirement benefit obligation	—	(173)	(223)	—	(396)
Total other comprehensive loss	—	(179)	(273)	—	(452)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(453)	(277)	(456)	1,186	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	1	—	1
Total other comprehensive income attributable to Aon shareholders	(453)	(456)	(730)	1,186	(453)
Comprehensive income attributable to Aon shareholders	$526	$394	$1,170	$(1,564)	$526

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$706	$576	$1,354	$(1,904)	$732
Less: Net income attributable to noncontrolling interests	—	—	26	—	26
Net income attributable to Aon shareholders	$706	$576	$1,328	$(1,904)	$706
Other comprehensive income, net of tax:
Change in in accounting principle	—	(44)	—	—	(44)
Change in fair value of derivatives	—	(17)	(7)	—	(24)
Foreign currency translation adjustments	—	125	(260)	—	(135)
Post-retirement benefit obligation	—	(62)	21	—	(41)
Total other comprehensive income (loss)	—	2	(246)	—	(244)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(242)	(231)	(229)	702	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	(2)	—	(2)
Total other comprehensive income attributable to Aon shareholders	(242)	(229)	(473)	702	(242)
Comprehensive income attributable to Aon shareholders	$464	$347	$855	$(1,202)	$464

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$747	$639	$1,288	$(1,882)	$792
Less: Net income attributable to noncontrolling interests	—	—	45	—	45
Net income attributable to Aon shareholders	$747	$639	$1,243	$(1,882)	$747
Other comprehensive income, net of tax:
Change in fair value of derivatives	—	(12)	25	—	13
Change in investment gains/losses	—	(9)	(3)	—	(12)
Foreign currency translation adjustments	—	(6)	209	—	203
Post-retirement benefit obligation	—	(32)	(381)	—	(413)
Total other comprehensive loss	—	(59)	(150)	—	(209)
Equity in other comprehensive (loss) income of subsidiaries, net of tax	(213)	(157)	(216)	586	—
Less: Other comprehensive income attributable to noncontrolling interests	—	—	4	—	4
Total other comprehensive income attributable to Aon shareholders	(213)	(216)	(370)	586	(213)
Comprehensive income attributable to Aon shareholders	$534	$423	$873	$(1,296)	$534

Balance Sheet

Condensed Consolidating Statement of Financial Position

	As of December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$(21)	$293	$—	$272
Short-term investments	—	321	464	—	785
Receivables, net	—	2	3,181	—	3,183
Fiduciary assets	—	—	10,838	—	10,838
Intercompany receivables	3	610	539	(1,152)	—
Other current assets	—	57	378	(8)	427
Total Current Assets	3	969	15,693	(1,160)	15,505
Goodwill	—	—	8,770	—	8,770
Intangible assets, net	—	—	3,276	—	3,276
Fixed assets, net	—	—	783	—	783
Investments	—	39	200	—	239
Deferred tax assets	—	702	258	(702)	258
Intercompany receivables	—	2,133	2,202	(4,335)	—
Other non-current assets	—	198	523	—	721
Investments in subsidiary	10,183	9,269	7,714	(27,166)	—
TOTAL ASSETS	$10,186	$13,310	$39,419	$(33,363)	$29,552

LIABILITIES AND EQUITY

Fiduciary liabilities	$—	$—	$10,838	$—	$10,838
Short-term debt and current portion of long-term debt	—	318	19	—	337
Accounts payable and accrued liabilities	—	78	1,758	(4)	1,832
Intercompany payables	—	206	609	(815)	—
Other current liabilities	—	5	752	(4)	753
Total Current Liabilities	—	607	13,976	(823)	13,760
Long-term debt	—	3,063	1,092	—	4,155
Deferred tax liabilities	—	—	1,003	(702)	301
Pension and other post employment liabilities	—	1,407	785	—	2,192
Intercompany payables	2,108	378	2,186	(4,672)	—
Other non-current liabilities	—	141	883	—	1,024
TOTAL LIABILITIES	2,108	5,596	19,925	(6,197)	21,432

TOTAL AON SHAREHOLDERS’ EQUITY	8,078	7,714	19,452	(27,166)	8,078
Noncontrolling interests	—	—	42	—	42
TOTAL EQUITY	8,078	7,714	19,494	(27,166)	8,120

TOTAL LIABILITIES AND EQUITY	$10,186	$13,310	$39,419	$(33,363)	$29,552

Condensed Consolidating Statement of Financial Position

	As of December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated

ASSETS

Cash and cash equivalents	$—	$14	$332	$—	$346
Short-term investments	—	437	348	—	785
Receivables, net	—	9	2,692	—	2,701
Fiduciary assets	—	—	10,063	—	10,063
Intercompany receivables	—	1,083	535	(1,618)	—
Other current assets	—	70	555	(1)	624
Total Current Assets	—	1,613	14,525	(1,619)	14,519
Goodwill	—	—	8,647	—	8,647
Intangible assets, net	—	—	3,611	—	3,611
Fixed assets, net	—	—	781	—	781
Investments	—	76	236	—	312
Deferred tax assets	—	647	309	(651)	305
Intercompany receivables	—	1,447	2,453	(3,900)	—
Other non-current assets	—	310	498	(1)	807
Investments in subsidiary	10,359	9,266	8,009	(27,634)	—
TOTAL ASSETS	$10,359	$13,359	$39,069	$(33,805)	$28,982

LIABILITIES AND EQUITY

Fiduciary liabilities	—	$—	$10,063	$—	$10,063
Short-term debt and current portion of long-term debt	—	97	395	—	492
Accounts payable and accrued liabilities	—	77	1,733	—	1,810
Intercompany payables		387	1,229	(1,616)	—
Other current liabilities	—	1	584	(1)	584
Total Current Liabilities	—	562	14,004	(1,617)	12,949
Long-term debt	—	3,279	735	—	4,014
Deferred tax liabilities	—	—	1,314	(651)	663
Pension and other post employment liabilities	—	1,202	694	—	1,896
Intercompany payables	2,108	155	1,639	(3,902)	—
Other non-current liabilities	—	152	1,003	(1)	1,154
TOTAL LIABILITIES	2,108	5,350	19,389	(6,171)	20,676

TOTAL AON SHAREHOLDERS’ EQUITY	8,251	8,009	19,625	(27,634)	8,251
Noncontrolling interests	—	—	55	—	55
TOTAL EQUITY	8,251	8,009	19,680	(27,634)	8,306

TOTAL LIABILITIES AND EQUITY	$10,359	$13,359	$39,069	$(33,805)	$28,982

Cash Flows

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2011
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(201)	$1,219	$—	$1,018

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	133	57	—	190
Purchases of long-term investments	—	(20)	(10)	—	(30)
Net sales of short-term investments - non-fiduciary	—	115	(123)	—	(8)
Acquisition of businesses, net of cash acquired	—	(5)	(92)	—	(97)
Capital expenditures		—	(241)	—	(241)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	223	(409)	—	(186)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(828)	—	—	(828)
Advances from (to) affiliates	—	768	(768)	—	—
Issuance of shares for employee benefit plans	—	201	—	—	201
Issuance of debt	—	1,290	383	—	1,673
Repayment of debt	—	(1,288)	(400)	—	(1,688)
Cash dividends to shareholders	—	(200)	—	—	(200)
Purchase of shares from noncontrolling interests	—	—	(24)	—	(24)
Dividends paid to noncontrolling interests	—	—	(30)	—	(30)
CASH PROVDED BY (USED FOR) FINANCING ACTIVITIES	—	(57)	(839)	—	(896)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	(10)	—	(10)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	—	(35)	(39)	—	(74)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	14	332	—	346
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(21)	$293	$—	$272

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2010
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$(99)	$882	$—	$783

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	54	36		90
Purchases of long-term investments	—	(24)	(10)		(34)
Net sales of short-term investments - non-fiduciary	—	(262)	(75)		(337)
Acquisition of businesses, net of cash acquired	—	(2,001)	(77)		(2,078)
Capital expenditures	—	—	(180)		(180)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	(2,233)	(306)	—	(2,539)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury shares	—	(250)	—	—	(250)
Advances from (to) affiliates	—	163	(163)	—	—
Issuance of shares for employee benefit plans	—	194	—	—	194
Issuance of debt	—	2,592	313	—	2,905
Repayment of debt	—	(173)	(643)	—	(816)
Cash dividends to shareholders	—	(175)	—	—	(175)
Purchase of shares from noncontrolling interests	—	—	(15)	—	(15)
Dividends paid to noncontrolling interests	—	—	(20)	—	(20)
CASH USED FOR FINANCING ACTIVITIES	—	2,351	(528)	—	1,823

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	62	—	62
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	19	110	—	129
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(5)	222	—	217
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$14	$332	$—	$346

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2009
(millions)	Parent Guarantor	Subsidiary Issuer	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES

CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES	$—	$102	$398	$—	$500

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of long-term investments	—	68	5	—	73
Purchases of long-term investments	—	(18)	(140)	—	(158)
Net sales of short-term investments - non-fiduciary	—	300	(41)	—	259
Acquisition of businesses, net of cash acquired	—	(150)	(113)	—	(263)
Capital expenditures	—	—	(140)	—	(140)
CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES	—	200	(429)	—	(229)

CASH FLOWS FROM FINANCING ACTIVITIES
Purchase of treasury	—	(590)	—	—	(590)
Advances from (to) affiliates	—	300	(300)	—	—
Issuance of shares for employee benefit plans	—	163	—	—	163
Issuance of debt	—	—	1,093	—	1,093
Repayment of debt	—	—	(1,118)	—	(1,118)
Cash dividends to shareholders	—	(165)	—	—	(165)
Purchase of shares from noncontrolling interests	—	—	(3)	—	(3)
Dividends paid to noncontrolling interests	—	—	(32)	—	(32)
CASH USED FOR FINANCING ACTIVITIES	—	(292)	(360)	—	(652)

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	16	—	16
NET DECREASE IN CASH AND CASH EQUIVALENTS	—	10	(375)	—	(365)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	—	(15)	597	—	582
CASH AND CASH EQUIVALENTS AT END OF YEAR	$—	$(5)	$222	$—	$217